INCOME TAX - Effective Tax Reconciliation (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation						$ 102,560	$ 0
Tax benefit at the statutory rate						(2,967,112)	(1,970,635)
Increase (decrease) in taxes resulting from:
State taxes						(767,514)	1,346,746
Research and development tax credits						(73,558)	(278,596)
Other						24,868	31,214
Change in valuation allowance						3,680,756	871,271
Income Tax Expense (Benefit), Total						$ 0	$ 0
Tailwind Acquisition Corp [Member]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%
State taxes, net of federal tax benefit			0.00%				0.00%
Change in fair value of warrant liabilities			(19.80%)				(27.40%)
Transaction costs associated with the Initial Public Offering			(0.80%)				0.00%
Change in valuation allowance			(0.30%)				6.40%
Income tax provision	26.99%	0.00%	0.00%	2.38%	0.00%		0.00%
Increase (decrease) in taxes resulting from:
Income Tax Expense (Benefit), Total	$ 162,329		$ 0	$ 279,345			$ 0